Segmented information (Tables)	12 Months Ended
Mar. 29, 2025
Segment Reporting [Abstract]
Schedule of Information Relating to Segments
Certain information relating to the Company’s segments for the years ended March 29, 2025, March 30, 2024, and March 25, 2023, respectively, is set forth below:

	Retail			Other			Total
	2025	2024	2023	2025	2024	2023	2025	2024	2023
	(In thousands)
Sales by classes of similar products and by channel:
Jewelry and other	$59,632	$76,405	$78,020	$9,295	$9,851	$8,505	$68,927	$86,256	$86,525
Timepieces	106,932	97,441	75,090	1,948	1,578	1,335	108,880	99,019	76,425

Sales to external customers	166,564	173,846	153,110	11,243	11,429	9,840	177,807	185,275	162,950
Cost of sales:
Jewelry and other	32,955	41,735	40,926	4,947	4,985	4,033	37,902	46,720	44,959
Timepieces	67,913	61,150	45,785	1,173	936	780	69,086	62,086	46,565

Total cost of sales (1)	100,868	102,885	86,711	6,120	5,921	4,813	106,988	108,806	91,524
Unadjusted gross profit (2)	65,697	70,961	66,399	5,123	5,508	5,027	70,819	76,469	71,426
Inventory provisions							(753)	(1,207)	(849)
Foreign exchange losses							(2,428)	(224)	(1,353)
Other unallocated costs							(1,330)	(1,506)	(1,302)
Adjustment of intercompany profit							—	23	38

Gross profit							$66,308	$73,555	$67,960

(1)	See Note 2 for information about the nature of expenses included within the cost of sales.

(2)	This is a reconciliation of the segment’s gross profits and certain unallocated costs to the Company’s consolidated gross profits.